UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2007

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND II                   REAVES SELECT RESEARCH FUND
                                                    OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 99.3%
--------------------------------------------------------------------------------

                                                     SHARES            VALUE
                                                 -------------      ------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.5%
    Comcast, Cl A*                                      10,000      $   406,700
                                                                    -----------
ELECTRIC UTILITIES -- 37.2%
    AES*                                                44,000          967,560
    Constellation Energy Group                          40,060        2,499,744
    Dominion Resources                                  21,968        1,779,188
    Duke Energy                                        120,000        3,796,800
    Edison International                                35,000        1,555,400
    Exelon                                              64,549        4,000,747
    FPL Group                                           32,050        1,634,550
    Great Plains Energy                                 90,000        2,928,600
    ITC Holdings                                        40,300        1,431,456
    National Grid ADR                                   10,000          634,500
    Sierra Pacific Resources*                           80,000        1,212,800
    TransAlta                                           48,000        1,015,200
    TXU                                                 67,000        4,229,710
    WPS Resources                                        5,000          266,050
                                                                    -----------
                                                                     27,952,305
                                                                    -----------
ENERGY -- 17.9%
    Ashland                                             15,000          886,500
    BP ADR                                              53,741        3,606,021
    ConocoPhillips                                      20,200        1,216,848
    Exxon Mobil                                         19,856        1,418,116
    Halliburton                                         47,000        1,520,450
    Schlumberger                                        12,000          756,960
    Southwestern Energy*                                 4,000          142,320
    Statoil ADR                                         35,000          887,600
    Talisman Energy                                     19,000          313,690
    Todco*                                              35,000        1,194,550
    Transocean*                                         20,569        1,492,075
                                                                    -----------
                                                                     13,435,130
                                                                    -----------
FINANCIAL SERVICES -- 3.1%
    Berkshire Hathaway, Cl B*                              600        2,109,000
    Wells Fargo                                          5,100          185,079
                                                                    -----------
                                                                      2,294,079
                                                                    -----------
GAS -- 21.7%
    Equitable Resources                                 22,000          891,440
    ONEOK                                              108,850        4,531,425
    Sempra Energy                                       75,000        3,978,000
    South Jersey Industries                             55,050        1,702,697
    Southern Union                                      30,000          830,400
    Southwest Gas                                       40,000        1,435,200
    Williams                                           120,000        2,931,600
                                                                    -----------
                                                                     16,300,762
                                                                    -----------

THE ADVISORS' INNER CIRCLE FUND II                   REAVES SELECT RESEARCH FUND
                                                    OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                     SHARES            VALUE
                                                 -------------      ------------
TELECOMMUNICATION SERVICES -- 18.9%
    Alltel                                              15,480      $   825,239
    AT&T                                                97,471        3,338,382
    Citizens Communications                            211,000        3,093,260
    CommScope*                                          75,000        2,393,250
    Embarq                                              17,000          821,950
    Qwest Communications International*                 40,000          345,200
    Sprint Nextel                                      145,500        2,719,395
    Telecom Corp of New Zealand ADR                     12,000          297,120
    Windstream                                          28,835          395,616
                                                                    -----------
                                                                     14,229,412
                                                                    -----------

    TOTAL COMMON STOCK
        (Cost $54,573,288)                                           74,618,388
                                                                    -----------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (A) -- 0.7%
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 0.7%
    SEI Daily Income Trust, Government
          Money Market Fund, Cl A, 5.250%              259,560          259,560
    SEI Daily Income Trust, Prime
          Obligation Fund, Cl A, 5.290%                276,995          276,995
                                                                    -----------

    TOTAL SHORT-TERM INVESTMENTS
        (Cost $536,555)                                                 536,555
                                                                    -----------

    TOTAL INVESTMENTS -- 100.0% +
        (Cost $55,109,843)                                          $75,154,943
                                                                    ===========


--------------------------------------------------------------------------------

           PERCENTAGES ARE BASED ON NET ASSETS OF $75,149,942.

       * - NON-INCOME PRODUCING SECURITY
     (A) - RATES SHOWN ARE THE 7-DAY EFFECTIVE YIELDS AS OF OCTOBER 31, 2006. ADR - AMERICAN DEPOSITARY RECEIPT
      Cl - CLASS
       + - AT OCTOBER 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS
           WAS $55,109,843 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $21,176,319 AND $(1,131,219) RESPECTIVELY.

           FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



                                                                 WHR-QH-001-0500

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                              The Advisors' Inner Circle Fund II


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------------------
                                          James F. Volk
                                          President
Date: December 15, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------------------
                                          James F. Volk
                                          President
Date: December 15, 2006


By (Signature and Title)*                 /s/ Michael Lawson
                                          -----------------------------
                                          Michael Lawson
                                          Controller and Chief Financial Officer
Date: December 15, 2006


* Print the name and title of each signing officer under his or her signature.